Commitments and Contingencies (Narrative) (Details) - Breach of Contract - Maximum	1 Months Ended
Jul. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Litigation settlement, amount awarded	$ 250,000
Litigation settlement, amount awarded, per individual	$ 2,500
Litigation settlement, amount awarded, period of extended protection (in years)	1 year
Litigation settlement, amount awarded, period of protection	3 years
Litigation settlement, expense	$ 245,000